WARRANTY LIABILITIES	12 Months Ended
Dec. 31, 2024
Warranty Liabilities
WARRANTY LIABILITIES

11. WARRANTY LIABILITIES

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
As of January 1,	22	22	16
Additional accrual	37	29	21
Utilized	(37)	(29)	(21)
As of December 31,	22	22	16

The warranty for machines sold typically covers a 12-month period from the date on which the machines are delivered and accepted by the customers. The warrant liability is based on estimates made from historical warranty data associated with similar products and services. The Company expects to make use of the accrued liability over the next operating period.